Business (Tables)	12 Months Ended
Dec. 31, 2022
Business [Abstract]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships	During the years ended December 31, 2022, 2021, and 2020, respectively, the Company entered into affiliation agreements with or acquired the following oncology practices. The operations of the practices that were acquired have been included in the Company’s consolidated financial statements since the date of acquisition. The Company intends to continue to pursue additional purchases of physician practices in addition to seeking out new affiliation relationships.

2020			2021			2022
	State	Effective Date		State	Effective Date		State	Effective Date
Location 12	North Carolina	4/1/2020	Location 18	Maryland	3/1/2021	Location 23	Arizona	1/1/2022
Location 13	Maryland	5/1/2020	Location 19	Arizona	4/1/2021	Location 24	Georgia(a)	1/1/2022
Location 14	Virginia	5/1/2020	Location 20	Washington	5/1/2021	Location 25	Louisiana(a)	1/17/2022
Location 15	Michigan	7/1/2020	Location 21	Georgia(a)	8/1/2021	Location 26	Georgia(a)	4/5/2022
Location 16	Washington	8/1/2020	Location 22	Arizona	11/1/2021	Location 27	Georgia(a)	5/1/2022
Location 17	Georgia and South Carolina	9/1/2020				Location 28	Georgia(a)	9/20/2022

(a)
The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.